UNITED STATE
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677
John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:                                           December 31

Date of reporting period:                                         September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Core Equity Fund

9.30.2005 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Core Equity Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer	Shares	Value
Common stocks 90.14%		$361,705,436

(Cost $279,869,192)

Aerospace & Defense 0.41%		1,651,185

Boeing Co. (The)	24,300	1,651,185
Agricultural Products 0.61%		2,458,602

Archer-Daniels-Midland Co.	99,700	2,458,602
Air Freight & Logistics 0.63%		2,544,196

FedEx Corp.	29,200	2,544,196
Apparel Retail 1.29%		5,163,914

Abercrombie & Fitch Co. (Class A)	38,700	1,929,195
American Eagle Outfitters, Inc.	55,100	1,296,503
Gap, Inc. (The)	111,200	1,938,216
Application Software 0.29%		1,176,380

BEA Systems, Inc. (I)	131,000	1,176,380
Auto Parts & Equipment 0.24%		978,750

Autoliv, Inc.	22,500	978,750
Biotechnology 0.60%		2,399,985

Genentech, Inc. (I)	28,500	2,399,985
Broadcasting & Cable TV 0.92%		3,703,604

Comcast Corp. (Class A) (I)(L)	85,800	2,520,804
EchoStar Communications Corp. (I)	40,000	1,182,800
Building Products 0.71%		2,853,515

American Standard Cos., Inc.	61,300	2,853,515
Casinos & Gaming 0.59%		2,346,072

MGM MIRAGE (I)(L)	53,600	2,346,072
Communications Equipment 3.19%		12,794,957

Cisco Systems, Inc. (I)	303,300	5,438,169
Comverse Technology, Inc. (I)	42,600	1,119,102
Corning, Inc. (I)	63,000	1,217,790
Motorola, Inc. (L)	181,400	4,007,126
Scientific-Atlanta, Inc.	27,000	1,012,770
Computer & Electronics Retail 0.58%		2,344,091

Best Buy Co., Inc. (L)	53,850	2,344,091

John Hancock
Core Equity Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Computer Hardware 3.27%		13,107,915

Dell, Inc. (I)	102,900	3,519,180
Hewlett-Packard Co.	118,000	3,445,600
International Business Machines Corp.	58,400	4,684,848
NCR Corp. (I)(L)	45,700	1,458,287
Computer Storage & Peripherals 0.80%		3,205,282

EMC Corp. (I)	166,300	2,151,922
QLogic Corp. (I)	30,800	1,053,360
Construction & Farm Machinery & Heavy Trucks 0.36%		1,443,036

Cummins, Inc.	16,400	1,443,036
Consumer Finance 0.61%		2,456,608

MBNA Corp.	99,700	2,456,608
Data Processing & Outsourced Services 0.33%		1,337,852

DST Systems, Inc. (I)	24,400	1,337,852
Department Stores 2.29%		9,191,082

Federated Department Stores, Inc.	41,400	2,768,418
Nordstrom, Inc.	86,000	2,951,520
Penney (J.C.) Co., Inc.	73,200	3,471,144
Distillers & Vintners 0.29%		1,154,400

Constellation Brands, Inc. (Class A) (I)(L)	44,400	1,154,400
Diversified Banks 2.82%		11,293,935

Bank of America Corp.	118,300	4,980,430
Comerica, Inc.	34,100	2,008,490
Wachovia Corp.	64,000	3,045,760
Wells Fargo & Co.	21,500	1,259,255
Diversified Chemicals 0.71%		2,863,329

Dow Chemical Co. (The)	42,000	1,750,140
Eastman Chemical Co.	23,700	1,113,189
Diversified Commercial Services 0.59%		2,381,246

Accenture Ltd. (Class A) (Bermuda) (I)	63,000	1,603,980
Dun & Bradstreet Corp. (The) (I)	11,800	777,266
Diversified Metals & Mining 1.03%		4,118,576

Freeport-McMoRan Copper & Gold, Inc. (Class B)	52,600	2,555,834
Massey Energy Co.	30,600	1,562,742
Electric Utilities 2.41%		9,660,256

Edison International	78,500	3,711,480
TXU Corp.	52,700	5,948,776

John Hancock
Core Equity Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Forest Products 0.39%		1,564,485

Louisiana-Pacific Corp.	56,500	1,564,485
General Merchandise Stores 0.37%		1,469,619

Target Corp.	28,300	1,469,619
Health Care Distributors 1.60%		6,409,755

AmerisourceBergen Corp.	42,100	3,254,330
McKesson Corp.	66,500	3,155,425
Health Care Equipment 0.61%		2,438,706

Guidant Corp.	35,400	2,438,706
Health Care Facilities 0.69%		2,780,630

LifePoint Hospitals, Inc. (I)	32,000	1,399,360
Universal Health Services, Inc. (Class B)	29,000	1,381,270
Health Care Services 0.83%		3,309,040

Express Scripts, Inc. (I)(L)	53,200	3,309,040
Health Care Supplies 1.00%		3,997,984

Alcon, Inc. (Switzerland)	21,800	2,787,784
Bausch & Lomb, Inc.	15,000	1,210,200
Home Improvement Retail 0.95%		3,806,372

Home Depot, Inc. (The)	99,800	3,806,372
Homebuilding 0.65%		2,618,248

Centex Corp.	19,100	1,233,478
Toll Brothers, Inc. (I)	31,000	1,384,770
Hotels, Resorts & Cruise Lines 0.52%		2,072,700

Marriott International, Inc. (Class A) (L)	32,900	2,072,700
Household Appliances 0.46%		1,829,856

Stanley Works Co. (The) (L)	39,200	1,829,856
Household Products 1.06%		4,247,663

Kimberly-Clark Corp.	31,700	1,887,101
Procter & Gamble Co. (The)	39,700	2,360,562
Housewares & Specialties 1.12%		4,503,909

Fortune Brands, Inc. (L)	35,800	2,911,614
Newell Rubbermaid, Inc.	70,300	1,592,295
Industrial Conglomerates 4.29%		17,226,799

General Electric Co.	311,500	10,488,205
Textron, Inc.	34,700	2,488,684
Tyco International Ltd. (Bermuda)	152,600	4,249,910

John Hancock
Core Equity Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Industrial Machinery 0.42%		1,671,299

Illinois Tool Works, Inc.	20,300	1,671,299
Integrated Oil & Gas 5.68%		22,785,947

Amerada Hess Corp.	14,800	2,035,000
ConocoPhillips	122,500	8,563,975
Exxon Mobil Corp.	191,800	12,186,972
Integrated Telecommunication Services 0.39%		1,567,820

CenturyTel, Inc.	23,700	829,026
Verizon Communications, Inc.	22,600	738,794
Internet Software & Services 0.36%		1,422,720

Check Point Software Technologies Ltd. (Israel) (I)	58,500	1,422,720
Investment Banking & Brokerage 2.37%		9,503,050

Bear Stearns Cos., Inc. (The)	21,400	2,348,650
Goldman Sachs Group, Inc. (The)	12,900	1,568,382
Merrill Lynch & Co., Inc.	41,200	2,527,620
Morgan Stanley	56,700	3,058,398
Leisure Products 0.36%		1,422,421

Brunswick Corp. (L)	37,700	1,422,421
Life & Health Insurance 1.76%		7,051,344

Lincoln National Corp.	23,600	1,227,672
Prudential Financial, Inc.	86,200	5,823,672
Managed Health Care 3.67%		14,738,674

Aetna, Inc.	46,000	3,962,440
Humana, Inc. (I)	30,100	1,441,188
UnitedHealth Group, Inc. (L)	88,800	4,990,560
WellPoint, Inc. (I)	57,300	4,344,486
Movies & Entertainment 1.00%		4,017,317

Viacom, Inc. (Class B)	121,700	4,017,317
Multi-Line Insurance 2.96%		11,859,080

American International Group, Inc.	117,600	7,286,496
Genworth Financial, Inc. (Class A)	48,000	1,547,520
Hartford Financial Services Group, Inc. (The)	39,200	3,025,064
Multi-Utilities & Unregulated Power 0.79%		3,181,799

AES Corp. (The) (I)	109,300	1,795,799
Constellation Energy Group	22,500	1,386,000
Office Electronics 0.30%		1,217,580

Xerox Corp. (I)	89,200	1,217,580
Oil & Gas Drilling 0.34%		1,361,082

Transocean, Inc. (Cayman Islands) (I)	22,200	1,361,082

John Hancock
Core Equity Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Oil & Gas Equipment & Services 1.57%		6,315,349

Dresser-Rand Group, Inc. (I)	64,440	1,587,157
Halliburton Co.	54,600	3,741,192
National-Oilwell Varco, Inc. (I)	15,000	987,000
Oil & Gas Exploration & Production 1.83%		7,352,040

Apache Corp.	37,000	2,783,140
EOG Resources, Inc. (L)	61,000	4,568,900
Oil & Gas Refining, Marketing & Transportation 1.22%		4,873,995

Valero Energy Corp.	16,500	1,865,490
Williams Cos., Inc. (The)	120,100	3,008,505
Other Diversified Financial Services 2.52%		10,123,648

Citigroup, Inc.	222,400	10,123,648
Personal Products 0.39%		1,574,316

Estee Lauder Cos., Inc. (The) (Class A) (L)	45,200	1,574,316
Pharmaceuticals 4.04%		16,214,036

Barr Pharmaceuticals, Inc. (I)	34,900	1,916,708
Forest Laboratories, Inc. (I)(L)	56,500	2,201,805
Johnson & Johnson	97,900	6,195,112
Pfizer, Inc.	236,300	5,900,411
Property & Casualty Insurance 2.29%		9,204,576

ACE, Ltd. (Cayman Islands)	34,000	1,600,380
Allstate Corp. (The)	62,700	3,466,683
Chubb Corp. (The)	14,900	1,334,295
SAFECO Corp.	19,900	1,062,262
St. Paul Travelers Cos., Inc. (The)	38,800	1,740,956
Publishing 0.31%		1,247,250

Meredith Corp.	25,000	1,247,250
Railroads 1.10%		4,426,240

Burlington Northern Santa Fe Corp.	26,200	1,566,760
Norfolk Southern Corp.	70,500	2,859,480
Regional Banks 0.78%		3,144,660

KeyCorp	64,000	2,064,000
UnionBanCal Corp.	15,500	1,080,660
Reinsurance 0.79%		3,172,670

Endurance Specialty Holdings Ltd. (Bermuda)	27,000	920,970
Everest Re Group, Ltd. (Bermuda)	23,000	2,251,700
Restaurants 0.34%		1,363,613

Darden Restaurants, Inc.	44,900	1,363,613

John Hancock
Core Equity Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Semiconductor Equipment 2.17%			8,721,880

Applied Materials, Inc. (L)		180,300	3,057,888
ATI Technologies, Inc. (Canada) (I)(L)		82,000	1,143,080
Lam Research Corp. (I)(L)		95,200	2,900,744
Novellus Systems, Inc. (I)		64,600	1,620,168
Semiconductors 1.72%			6,900,870

Intel Corp.		121,800	3,002,370
Texas Instruments, Inc.		115,000	3,898,500
Soft Drinks 0.62%			2,505,020

Coca-Cola Co. (The)		58,000	2,505,020
Systems Software 1.53%			6,144,324

Microsoft Corp.		238,800	6,144,324
Telecommunications Equipment 0.32%			1,299,895

American Tower Corp. (Class A) (I)		52,100	1,299,895
Thrifts & Mortgage Finance 1.13%			4,538,430

Fannie Mae		28,700	1,286,334
Freddie Mac		57,600	3,252,096
Tobacco 2.01%			8,061,060

Altria Group, Inc.		77,600	5,719,896
Reynolds American, Inc.		28,200	2,341,164
Trading Companies & Distributors 0.89%			3,553,192

GATX Corp.		34,000	1,344,700
Grainger (W.W.), Inc.		35,100	2,208,492
Wireless Telecommunication Services 2.06%			8,263,705

ALLTEL Corp.		36,900	2,402,559
Nokia Corp., American Depositary Receipt (Finland)		143,200	2,421,512
Sprint Nextel Corp.		144,644	3,439,634
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 9.86%			$39,567,032
(Cost $39,567,032)

Joint Repurchase Agreement 0.06%			255,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley - Dated 9-30-05 due 10-3-05 (secured by U.S. Treasury
Inflation Indexed Bond 3.375% due 4-15-32)	3.250	255	255,000

John Hancock Core Equity Fund Securities owned by the Fund on September 30, 2005 (unaudited)

			Shares
Cash Equivalents 9.80%				39,312,032

AIM Cash Investment Trust (T)			39,312,032	39,312,032
Total investments	100.00%			$401,272,468

John Hancock Core Equity Fund Footnotes to Schedule of Investments September 30, 2005 (unaudited)

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of September 30, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $319,436,224. Gross unrealized appreciation and depreciation of investments aggregated $86,897,706 and $5,061,462, respectively, resulting in net unrealized appreciation of $81,836,244.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core Equity Fund.

250Q3 9/05
11/05

JOHN HANCOCK

U.S. Global Leaders Growth Fund

9.30.2005 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer	Shares	Value
Common stocks 80.71%		$1,858,692,937

(Cost $1,664,381,317)

Air Freight & Logistics 3.09%		71,190,074

United Parcel Service, Inc. (Class B) (L)	1,029,800	71,190,074
Asset Management & Custody Banks 2.72%		62,688,534

State Street Corp. (L)	1,281,450	62,688,534
Biotechnology 7.65%		176,240,884

Amgen, Inc. (I)	1,298,000	103,411,660
Genzyme Corp. (I)	1,016,600	72,829,224
Brewers 0.24%		5,507,528

Anheuser-Busch Cos., Inc. (L)	127,963	5,507,528
Computer Hardware 5.25%		120,929,490

Dell, Inc. (I)(L)	3,535,950	120,929,490
Data Processing & Outsourced Services 4.01%		92,404,728

Automatic Data Processing, Inc. (L)	2,146,950	92,404,728
Food Distributors 2.31%		53,140,780

Sysco Corp.	1,694,000	53,140,780
Food Retail 1.66%		38,225,211

Whole Foods Market, Inc. (L)	284,308	38,225,211
Health Care Equipment 4.13%		95,123,274

Medtronic, Inc. (L)	1,774,026	95,123,274
Home Entertainment Software 3.05%		70,202,260

Electronic Arts, Inc. (I)(L)	1,234,000	70,202,260
Home Improvement Retail 2.78%		63,949,338

Home Depot, Inc. (The)	1,676,700	63,949,338
Household Products 6.21%		143,055,095

Colgate-Palmolive Co. (L)	1,414,250	74,658,257
Procter & Gamble Co. (The) (L)	1,150,300	68,396,838

John Hancock
U.S. Global Leaders Growth Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Hypermarkets & Super Centers 4.84%			111,448,355

Costco Wholesale Corp. (L)		1,489,000	64,161,010
Wal-Mart Stores, Inc.		1,079,127	47,287,345
Industrial Conglomerates 1.62%			37,373,700

General Electric Co.		1,110,000	37,373,700
Internet Retail 2.52%			58,009,600

eBay, Inc. (I)(L)		1,408,000	58,009,600
Multi-Line Insurance 2.82%			64,944,118

American International Group, Inc. (L)		1,048,162	64,944,118
Packaged Foods & Meats 2.49%			57,324,300

Wrigley (Wm.) Jr. Co. (L)		797,500	57,324,300
Personal Products 1.59%			36,525,854

Gillette Co. (The)		627,592	36,525,854
Pharmaceuticals 6.19%			142,520,621

Johnson & Johnson (L)		1,239,117	78,411,324
Pfizer, Inc.		142,261	3,552,257
Teva Pharmaceutical Industries Ltd., American Depositary
Receipt (Israel)		1,812,000	60,557,040
Restaurants 2.51%			57,856,482

Starbucks Corp. (I)(L)		1,154,820	57,856,482
Soft Drinks 3.62%			83,421,485

Coca-Cola Co. (The)		1,931,500	83,421,485
Specialty Stores 5.05%			116,275,805

Staples, Inc.		5,453,837	116,275,805
Systems Software 4.36%			100,335,421

Microsoft Corp.		3,899,550	100,335,421
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 19.29%			$444,241,852
(Cost $444,241,852)

Joint Repurchase Agreement 0.28%			6,487,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 9-30-05 due 10-3-05 (secured by U.S.
Treasury Inflation Indexed Bond 3.375% due 4-15-32)	3.250	6,487	6,487,000

John Hancock U.S. Global Leaders Growth Fund Securities owned by the Fund on September 30, 2005 (unaudited)

	Shares
Cash Equivalents 19.01%		437,754,852

AIM Cash Investment Trust (T)	437,754,852	437,754,852
Total investments 100.00%		$2,302,934,789

John Hancock

U.S. Global Leaders Growth Fund

Footnotes to Schedule of Investments

September 30, 2005 (unaudited)

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of September 30, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $2,108,623,169. Gross unrealized appreciation and depreciation of investments aggregated $213,351,308 and $19,039,688, respectively, resulting in net unrealized appreciation of $194,311,620.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle*

James F. Carlin

Richard P. Chapman, Jr.**

William H. Cunningham

Charles L. Ladner**

Dr. John A. Moore**

Patti McGill Peterson**

Steven R. Pruchansky

* Non-Independent Trustee

** Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sustainable Growth Advisers, LP
3 Stamford Plaza
301 Tresser Boulevard, Suite 1310
Stamford, CT 06901

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q3 9/05
11/05

JOHN HANCOCK

Classic Value Fund

9.30.2005 **Quarterly Portfolio Holdings**

JOHN HANCOCK FUNDS

John Hancock
Classic Value Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer	Shares	Value
Common stocks 89.26%		$3,860,650,108

(Cost $3,553,649,455)

Aerospace & Defense 2.69%		116,165,621

Boeing Co. (The)	1,709,575	116,165,621
Apparel Retail 3.32%		143,659,008

TJX Cos., Inc. (The) (L)	7,014,600	143,659,008
Auto Parts & Equipment 6.78%		293,246,666

AutoZone, Inc. (I)(L)	903,500	75,216,375
Johnson Controls, Inc. (L)	2,363,950	146,683,097
Magna International, Inc. (Class A) (Canada) (L)	953,075	71,347,194
Computer & Electronics Retail 1.71%		74,110,460

RadioShack Corp. (L)	2,988,325	74,110,460
Computer Hardware 3.86%		166,869,240

Hewlett-Packard Co.	5,714,700	166,869,240
Data Processing & Outsourced Services 2.77%		119,890,636

Computer Sciences Corp. (I)(L)	2,534,150	119,890,636
Diversified Banks 2.11%		91,250,825

Comerica, Inc. (L)	1,549,250	91,250,825
Diversified Financial Services 3.72%		160,791,434

Citigroup, Inc.	3,532,325	160,791,434
Electric Utilities 1.80%		77,959,768

Wisconsin Energy Corp. (L)	1,952,900	77,959,768
Health Care Distributors 3.13%		135,319,736

AmerisourceBergen Corp. (L)	992,100	76,689,330
McKesson Corp.	1,235,625	58,630,406
Health Care Facilities 1.03%		44,599,144

HCA, Inc. (L)	930,700	44,599,144
Household Appliances 3.53%		152,632,982

Whirlpool Corp. (L)	2,014,425	152,632,982
Insurance Brokers 1.94%		84,034,362

Aon Corp. (L)	2,619,525	84,034,362

John Hancock
Classic Value Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Integrated Oil & Gas 1.70%		73,361,633

BP Plc, American Depositary Receipt (ADR) (United Kingdom)	1,035,450	73,361,633
Investment Banking & Brokerage 3.37%		145,702,728

Morgan Stanley	2,701,200	145,702,728
Life & Health Insurance 6.88%		297,370,230

MetLife, Inc. (L)	2,988,175	148,900,760
Torchmark Corp. (L)	2,810,325	148,469,470
Managed Health Care 1.81%		78,294,398

CIGNA Corp.	664,300	78,294,398
Multi-Line Insurance 2.64%		114,232,622

Loews Corp.	1,236,150	114,232,622
Multi-Utilities & Unregulated Power 1.85%		80,202,005

Sempra Energy	1,704,250	80,202,005
Packaged Foods & Meats 3.59%		155,439,270

Sara Lee Corp.	8,202,600	155,439,270
Pharmaceuticals 5.13%		221,990,366

Bristol-Myers Squibb Co. (L)	4,576,700	110,115,402
Pfizer, Inc.	4,480,375	111,874,964
Property & Casualty Insurance 4.93%		213,166,787

Allstate Corp. (The)	1,087,875	60,148,609
XL Capital Ltd. (Class A) (Cayman Islands) (L)	2,249,275	153,018,178
Railroads 3.60%		155,680,418

Union Pacific Corp.	2,171,275	155,680,418
Specialized Finance 2.12%		91,704,105

CIT Group, Inc.	2,029,750	91,704,105
Systems Software 5.73%		247,820,651

Computer Associates International, Inc.	4,460,800	124,054,848
Microsoft Corp.	4,810,175	123,765,803
Thrifts & Mortgage Finance 6.99%		302,297,542

Fannie Mae	3,406,550	152,681,571
Freddie Mac	2,602,100	146,914,566
PHH Corp. (I)	98,376	2,701,405
Tobacco 0.53%		22,857,471

Altria Group, Inc.	310,100	22,857,471

John Hancock
Classic Value Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 10.74%			$464,725,927

(Cost $464,725,927)

Joint Repurchase Agreement 2.69%			116,365,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 9-30-05 due 10-3-05 (Secured by U.S.
Treasury Inflation Indexed Bond 3.875% due 4-15-32)	3.250	116,365	116,365,000
		Shares
Cash Equivalents 8.05%			348,360,927

AIM Cash Investment Trust (T)		348,360,927	348,360,927

Total investments 100.00%			$4,325,376,035

John Hancock

Classic Value Fund

Footnotes to Schedule of Investments

September 30, 2005 (unaudited)

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of September 30, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $4,018,375,382. Gross unrealized appreciation and depreciation of investments aggregated $435,262,176 and $128,261,523, respectively, resulting in net unrealized appreciation of $307,000,653.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Pzena Investment Management, LLC
120 West 45th Street, 34th Floor
New York, New York 10036

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q3 9/05
11/05

JOHN HANCOCK

Large Cap Select Fund

9.30.2005 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer	Shares	Value
Common stocks 90.64%		$71,812,780

(Cost $58,189,943)

Advertising 3.17%		2,508,900

Omnicom Group, Inc.	30,000	2,508,900
Air Freight & Logistics 3.08%		2,439,640

FedEx Corp.	28,000	2,439,640
Asset Management & Custody Banks 2.78%		2,201,400

State Street Corp.	45,000	2,201,400
Brewers 2.72%		2,152,000

Anheuser-Busch Cos., Inc. (L)	50,000	2,152,000
Communications Equipment 2.94%		2,330,900

Cisco Systems, Inc. (I)	130,000	2,330,900
Computer Hardware 2.81%		2,223,000

Dell, Inc. (I)	65,000	2,223,000
Consumer Finance 2.90%		2,297,600

American Express Co.	40,000	2,297,600
Data Processing & Outsourced Services 5.76%		4,567,200

Automatic Data Processing, Inc.	55,000	2,367,200
First Data Corp.	55,000	2,200,000
Diversified Financial Services 3.16%		2,503,600

Citigroup, Inc.	55,000	2,503,600
Food Distributors 2.77%		2,195,900

Sysco Corp.	70,000	2,195,900
Home Improvement Retail 3.37%		2,669,800

Home Depot, Inc. (The)	70,000	2,669,800
Household Products 4.13%		3,270,300

Procter & Gamble Co. (The) (L)	55,000	3,270,300
Hypermarkets & Super Centers 3.87%		3,067,400

Wal-Mart Stores, Inc.	70,000	3,067,400
Industrial Conglomerates 3.83%		3,030,300

General Electric Co.	90,000	3,030,300

John Hancock
Large Cap Select Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Industrial Machinery 2.91%			2,305,240

Illinois Tool Works, Inc.		28,000	2,305,240
Insurance Brokers 3.62%			2,870,000

Berkshire Hathaway, Inc. (Class A) (I)		35	2,870,000
Integrated Oil & Gas 3.61%			2,859,300

Exxon Mobil Corp.		45,000	2,859,300
Investment Banking & Brokerage 3.10%			2,454,000

Merrill Lynch & Co., Inc.		40,000	2,454,000
Motorcycle Manufacturers 2.75%			2,179,800

Harley-Davidson, Inc.		45,000	2,179,800
Multi-Line Insurance 3.52%			2,788,200

American International Group, Inc.		45,000	2,788,200
Packaged Foods & Meats 2.72%			2,156,400

Wrigley (Wm.) Jr., Co. (L)		30,000	2,156,400
Pharmaceuticals 9.37%			7,426,900

Abbot Laboratories		55,000	2,332,000
Johnson & Johnson		45,000	2,847,600
Pfizer, Inc.		90,000	2,247,300
Publishing 2.17%			1,720,750

Gannett Co., Inc.		25,000	1,720,750
Soft Drinks 6.66%			5,278,550

Coca-Cola Co. (The)		50,000	2,159,500
PepsiCo, Inc.		55,000	3,119,050
Systems Software 2.92%			2,315,700

Microsoft Corp.		90,000	2,315,700
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	VALUE
Short-term investments 9.36%			$7,411,528
(Cost $7,411,528)

Joint Repurchase Agreement 1.33%			1,053,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 9-30-05, due 10-3-05 (secured by U.S.
Treasury Inflation Indexed Bond 3.375%, due 4-15-32)
	3.250	1,053	1,053,000

John Hancock Large Cap Select Fund Securities owned by the Fund on September 30, 2005 (unaudited)

			Shares
Cash Equivalents 8.03%				6,358,528

AIM Cash Investment Trust (T)			6,358,528	6,358,528

Total investments	100.00%			$79,224,308

John Hancock

Large Cap Select Fund

Footnotes to Schedule of Investments

September 30, 2005 (unaudited)

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of September 30, 2005.

(T)	Represents investment of securities lending collateral.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $65,601,471. Gross unrealized appreciation and depreciation of investments aggregated $15,365,301 and $1,742,464, respectively, resulting in net unrealized appreciation of $13,622,837.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, Illinois 60606

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Select Fund.

490Q3 9/05
11/05

JOHN HANCOCK

Allocation Growth + Value Portfolio

9.30.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Allocation Growth + Value Portfolio
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer	Shares	Value
Investment in underlying funds 100.00%		$497,471

(Cost $499,039)

Domestic Equity Funds 100.00%		497,471

John Hancock Classic Value Fund (Class I)	10,277	248,705
John Hancock U.S. Global Leaders Growth Fund (Class I)	8,948	248,766

Total investments 100.00%		$497,471

John Hancock

Allocation Growth + Value Portfolio

Footnotes to Schedule of Investments

September 30, 2005 (unaudited)

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $499,039. Gross unrealized appreciation and depreciation of investments aggregated $0 and $1,568, respectively, resulting in net unrealized depreciation of $1,568.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Allocation Growth + Value Portfolio.

930Q3 9/05
11/05

JOHN HANCOCK

Allocation Core Portfolio

9.30.2005 | Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Allocation Core Portfolio Fund
Securities owned by the Fund on
September 30, 2005 (unaudited)

Issuer	Shares	Value
Investment in underlying funds 66.55%		$558,745

(Cost $559,838)

Domestic Equity Funds 66.55%		371,868

John Hancock Classic Value Fund (Class I)	7,682	185,912
John Hancock U.S. Global Leaders Growth Fund (Class I)	6,689	185,956
Fixed Income Funds 33.45%		186,877

John Hancock Strategic Income Fund (Class I)	26,432	186,877
Total investments 100.00%		$558,745

John Hancock

Allocation Core Portfolio Fund

Footnotes to Schedule of Investments

September 30, 2005 (unaudited)

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on September 30, 2005, including short-term investments, was $559,838. Gross unrealized appreciation and depreciation of investments aggregated $97 and $1,190, respectively, resulting in net unrealized depreciation of $1,093.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Allocation Core Portfolio.

940Q3 9/05
11/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series By: /s/Keith F. Hartstein Keith F. Hartstein President and Chief Executive Officer Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: November 28, 2005

By: /s/John G. Vrysen
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: November 28, 2005